Condensed Statement of Changes in Stockholder's Equity (Parenthetical) - $ / shares	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Coastal Pride Company, Inc [Member]
Common stock, par value	$ 1.00	$ 1.00	$ 1.00	$ 1.00